Supplementary Financial Information (Schedule Of Trade Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Gross trade accounts receivable	$ 626	$ 527	$ 395
Trade accounts receivable from TCEH	(154)	(139)	(55)
Allowance for uncollectible accounts	(3)	(3)	(2)
Trade accounts receivable from nonaffiliates - net	$ 469	$ 385	$ 338